Invested Assets and Investment Income - Summary of Securitized Assets and Secured Borrowing Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	$ 5,242	$ 4,694
SecuredBorrowingLiabilities	5,023	4,598
HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	2,924	2,619
SecuredBorrowingLiabilities	2,750
CMB securitization [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	2,318	2,075
SecuredBorrowingLiabilities	2,273
Securitized mortgages [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	5,198	4,693
Securitized mortgages [Member] | HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	2,880	2,618
Securitized mortgages [Member] | CMB securitization [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	2,318	2,075
Restricted cash and short-term securities [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	44	1
Restricted cash and short-term securities [member] | HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	$ 44	1
HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
SecuredBorrowingLiabilities		2,500
CMB securitization [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
SecuredBorrowingLiabilities		$ 2,098